Guarantor And Non-Guarantor Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Guarantor And Non-Guarantor Financial Statements [Abstract]
Guarantor And Non-Guarantor Financial Statements

NOTE 20—GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

The following consolidating financial information and condensed consolidating financial information includes:

(1) Condensed consolidating balance sheets as of September 30, 2011 and December 31, 2010; consolidating statements of operations and comprehensive (loss) income for the three- and nine months ended September 30, 2011 and 2010; and condensed consolidating statements of cash flows for the nine months ended September 30, 2011 and 2010 of (a) Kennedy-Wilson Holdings, Inc., as the parent, (b) Kennedy-Wilson, Inc., as the subsidiary issuer, (c) the guarantor subsidiaries, (d) the non-guarantor subsidiaries and (e) Kennedy-Wilson Holdings, Inc. on a consolidated basis; and

(2) Elimination entries necessary to consolidate Kennedy-Wilson Holdings, Inc., as the parent, with Kennedy-Wilson, Inc. and its guarantor and non-guarantor subsidiaries.

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2011

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Assets
Cash and cash equivalents	$—	$140,646,000	$6,101,000	$667,000	$—	$147,414,000
Accounts receivable	—	488,000	1,164,000	299,000	—	1,951,000
Accounts receivable — related parties	—	3,709,000	6,623,000	264,000	—	10,596,000
Notes receivable	—	3,586,000	12,360,000	1,000,000	—	16,946,000
Notes receivable — related parties	—	22,292,000	—	—	—	22,292,000
Real estate, net	—	—	66,359,000	47,260,000	—	113,619,000
Investments in joint ventures	—	7,116,000	330,249,000	7,673,000	—	345,038,000
Investment in and advances to consolidated subsidiaries	339,864,000	477,567,000	37,320,000	—	(854,751,000)	—
Marketable securities	—	—	5,658,000	—	—	5,658,000
Loan pool participations	—	—	31,590,000	—	—	31,590,000
Other assets	—	13,346,000	3,640,000	3,954,000	—	20,940,000
Goodwill	—	—	17,216,000	6,749,000	—	23,965,000

Total assets	$339,864,000	$668,750,000	$518,280,000	$67,866,000	$(854,751,000)	$740,009,000

Liabilities and equity
Liabilities
Accounts payable	$52,000	$70,000	$212,000	$19,000	$—	$353,000
Accrued expenses and other liabilities	1,799,000	13,427,000	14,139,000	1,531,000	—	30,896,000
Accrued salaries and benefits	—	3,445,000	1,330,000	239,000	—	5,014,000
Accrued and deferred tax liability	—	22,572,000	—	—	—	22,572,000
Senior notes payable	—	249,372,000	—	—	—	249,372,000
Mortgage loans payable	—	—	9,548,000	28,669,000	—	38,217,000
Junior subordinated debentures	—	40,000,000	—	—	—	40,000,000

Total liabilities	1,851,000	328,886,000	25,229,000	30,458,000	—	386,424,000

Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	338,013,000	339,864,000	477,567,000	37,320,000	(854,751,000)	338,013,000
Noncontrolling interests	—	—	15,484,000	88,000	—	15,572,000

Total equity	338,013,000	339,864,000	493,051,000	37,408,000	(854,751,000)	353,585,000

Total liabilities and equity	$339,864,000	$668,750,000	$518,280,000	$67,866,000	$(854,751,000)	$740,009,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned as of September 30, 2011 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Assets
Cash and cash equivalents	$—	$42,793,000	$3,350,000	$825,000	$—	$46,968,000
Accounts receivable	—	348,000	1,551,000	198,000	—	2,097,000
Accounts receivable — related parties	—	1,652,000	5,268,000	142,000	—	7,062,000
Notes receivable	—	862,000	18,402,000	1,000,000	—	20,264,000
Notes receivable — related parties	—	3,837,000	—	—	—	3,837,000
Real estate, net	—	—	56,207,000	26,494,000	—	82,701,000
Investments in joint ventures	—	2,501,000	257,521,000	6,864,000	—	266,886,000
Investment in and advances to consolidated subsidiaries	300,244,000	368,820,000	20,251,000	—	(689,315,000)	—
Loan pool participations	—	—	25,218,000	—	—	25,218,000
Other assets	—	4,945,000	3,417,000	488,000	—	8,850,000
Goodwill	—	—	17,216,000	6,749,000	—	23,965,000

Total assets	$300,244,000	$425,758,000	$408,401,000	$42,760,000	$(689,315,000)	$487,848,000

Liabilities and equity
Liabilities
Accounts payable	$52,000	$673,000	$725,000	$54,000	$—	$1,504,000
Accrued expenses and other liabilities	—	1,830,000	6,914,000	320,000	—	9,064,000
Accrued salaries and benefits	—	8,857,000	1,553,000	311,000	—	10,721,000
Accrued and deferred tax liability	—	25,871,000	—	—	—	25,871,000
Notes payable	—	20,533,000	—	4,250,000	—	24,783,000
Borrowings under line of credit	—	27,750,000	—	—	—	27,750,000
Mortgage loans payable	—	—	17,752,000	17,497,000	—	35,249,000
Junior subordinated debentures	—	40,000,000	—	—	—	40,000,000

Total liabilities	52,000	125,514,000	26,944,000	22,432,000	—	174,942,000

Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	300,192,000	300,244,000	368,820,000	20,251,000	(689,315,000)	300,192,000
Noncontrolling interests	—	—	12,637,000	77,000	—	12,714,000

Total equity	300,192,000	300,244,000	381,457,000	20,328,000	(689,315,000)	312,906,000

Total liabilities and equity	$300,244,000	$425,758,000	$408,401,000	$42,760,000	$(689,315,000)	$487,848,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned as of December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor Subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2011

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$30,000	$4,034,000	$798,000	$—	$4,862,000
Management and leasing fees — related party	—	—	2,607,000	382,000	—	2,989,000
Commissions	—	—	1,262,000	67,000	—	1,329,000
Commissions — related party	—	—	1,930,000	—	—	1,930,000
Rental and other income	—	—	446,000	1,220,000	—	1,666,000

Total revenue	—	30,000	10,279,000	2,467,000	—	12,776,000
Operating expenses
Commission and marketing expenses	—	500,000	1,019,000	122,000	—	1,641,000
Compensation and related expenses	1,296,000	2,389,000	4,041,000	747,000	—	8,473,000
General and administrative	—	1,736,000	1,416,000	177,000	—	3,329,000
Depreciation and amortization	—	68,000	193,000	670,000	—	931,000
Rental operating expenses	—	—	542,000	653,000	—	1,195,000

Total operating expenses	1,296,000	4,693,000	7,211,000	2,369,000	—	15,569,000

Equity in joint venture income (loss)	—	54,000	(651,000)	(49,000)	—	(646,000)
(Loss) income from consolidated subsidiaries	(3,580,000)	3,417,000	(227,000)	—	390,000	—
Interest income from loan pool participations and notes receivable	—	—	1,028,000	20,000	—	1,048,000

Operating (loss) income	(4,876,000)	(1,192,000)	3,218,000	69,000	390,000	(2,391,000)
Non-operating income (expense)
Interest income	—	74,000	—	—	—	74,000
Interest income — related party	—	561,000	—	—	—	561,000
Interest expense	—	(6,020,000)	199,000	(296,000)	—	(6,117,000)

(Loss) income before benefit for income taxes	(4,876,000)	(6,577,000)	3,417,000	(227,000)	390,000	(7,873,000)
Benefit from income taxes	—	2,997,000	—	—	—	2,997,000

Net (loss) income	(4,876,000)	(3,580,000)	3,417,000	(227,000)	390,000	(4,876,000)
Net loss (income) attributable to the noncontrolling interests	—	—	45,000	(3,000)	—	42,000

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc.	(4,876,000)	(3,580,000)	3,462,000	(230,000)	390,000	(4,834,000)
Preferred dividends and accretion of preferred stock issuance costs	(2,036,000)	—	—	—	—	(2,036,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	(6,912,000)	(3,580,000)	3,462,000	(230,000)	390,000	(6,870,000)
Other comprehensive income, net of tax	(1,783,000)	(1,783,000)	(1,783,000)	—	3,566,000	(1,783,000)

Total comprehensive (loss) income	$(8,695,000)	$(5,363,000)	$1,679,000	$(230,000)	$3,956,000	$(8,653,000)

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the three months ended September 30, 2011 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor Subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2010

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$26,000	$1,619,000	$655,000	$—	$2,300,000
Management and leasing fees — related party	—	—	3,576,000	253,000	—	3,829,000
Commissions	—	443,000	1,325,000	205,000	—	1,973,000
Commissions — related party	—	—	2,014,000	20,000	—	2,034,000
Rental and other income	—	—	1,129,000	508,000	—	1,637,000

Total revenue	—	469,000	9,663,000	1,641,000	—	11,773,000
Operating expenses
Commission and marketing expenses	—	—	201,000	62,000	—	263,000
Compensation and related expenses	2,055,000	6,409,000	3,257,000	693,000	—	12,414,000
General and administrative	—	2,621,000	635,000	201,000	—	3,457,000
Depreciation and amortization	—	40,000	358,000	218,000	—	616,000
Rental and operating	—	—	729,000	168,000	—	897,000

Total operating expenses	2,055,000	9,070,000	5,180,000	1,342,000	—	17,647,000

Equity in joint venture (loss) income	—	(3,000)	5,162,000	32,000	—	5,191,000
(Loss) income from consolidated subsidiaries	(1,644,000)	13,590,000	149,000	—	(12,095,000)	—
Interest income from loan pool participations and notes receivable	—	5,000	4,185,000	19,000	—	4,209,000

Operating (loss) income	(3,699,000)	4,991,000	13,979,000	350,000	(12,095,000)	3,526,000
Non-operating income (expense)
Interest income	—	53,000	—	—	—	53,000
Interest income — related party	—	91,000	—	—	—	91,000
Loss on extinguishment of debt	—	(4,788,000)	—	—	—	(4,788,000)
Interest expense	—	(1,608,000)	(389,000)	(201,000)	—	(2,198,000)

(Loss) income before provision for income taxes	(3,699,000)	(1,261,000)	13,590,000	149,000	(12,095,000)	(3,316,000)
Provision for income taxes	—	(383,000)	—	—	—	(383,000)

Net (loss) income	(3,699,000)	(1,644,000)	13,590,000	149,000	(12,095,000)	(3,699,000)
Net income attributable to the noncontrolling interests	—	—	(1,212,000)	(3,000)	—	(1,215,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc.	(3,699,000)	(1,644,000)	12,378,000	146,000	(12,095,000)	(4,914,000)
Preferred dividends and accretion of preferred stock issuance costs	(1,804,000)	—	—	—	—	(1,804,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	(5,503,000)	(1,644,000)	12,378,000	146,000	(12,095,000)	(6,718,000)
Other comprehensive income, net of tax	2,912,000	2,912,000	2,912,000	—	(5,824,000)	2,912,000

Total comprehensive (loss) income	$(2,591,000)	$1,268,000	$15,290,000	$146,000	$(17,919,000)	$(3,806,000)

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the three months ended September 30, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$95,000	$7,252,000	$2,310,000	$—	$9,657,000
Management and leasing fees — related party	—	—	7,236,000	915,000	—	8,151,000
Commissions	—	397,000	4,279,000	166,000	—	4,842,000
Commissions — related party	—	—	3,577,000	10,000	—	3,587,000
Sale of real estate	—	—	417,000	—	—	417,000
Rental and other income	—	—	1,134,000	2,225,000	—	3,359,000

Total revenue	—	492,000	23,895,000	5,626,000	—	30,013,000
Operating expenses
Commission and marketing expenses	—	500,000	2,239,000	276,000	—	3,015,000
Compensation and related expenses	3,761,000	7,874,000	10,717,000	2,210,000	—	24,562,000
Cost of real estate sold	—	—	397,000	—	—	397,000
General and administrative	—	5,156,000	3,367,000	660,000	—	9,183,000
Depreciation and amortization	—	161,000	640,000	1,027,000	—	1,828,000
Rental operating expenses	—	—	1,267,000	981,000	—	2,248,000

Total operating expenses	3,761,000	13,691,000	18,627,000	5,154,000	—	41,233,000
Equity in joint venture income	—	122,000	7,017,000	90,000	—	7,229,000
Income from consolidated subsidiaries	1,475,000	24,345,000	6,465,000	—	(32,285,000)	—
Interest income from loan pool participations and notes receivable	—	12,000	5,763,000	60,000	—	5,835,000

Operating (loss) income	(2,286,000)	11,280,000	24,513,000	622,000	(32,285,000)	1,844,000
Non-operating income (expense)
Interest income	—	264,000	—	—	—	264,000
Interest income — related party	—	970,000	—	—	—	970,000
Remeasurement gain	—	—	—	6,348,000	—	6,348,000
Interest expense	—	(13,201,000)	(168,000)	(505,000)	—	(13,874,000)

(Loss) income before benefit from income taxes	(2,286,000)	(687,000)	24,345,000	6,465,000	(32,285,000)	(4,448,000)
Benefit from income taxes	—	2,162,000	—	—	—	2,162,000

Net (loss) income	(2,286,000)	1,475,000	24,345,000	6,465,000	(32,285,000)	(2,286,000)
Net income attributable to the noncontrolling interests	—	—	(1,284,000)	(11,000)	—	(1,295,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc.	(2,286,000)	1,475,000	23,061,000	6,454,000	(32,285,000)	(3,581,000)
Preferred dividends and accretion of preferred stock issuance costs	(6,708,000)	—	—	—	—	(6,708,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	(8,994,000)	1,475,000	23,061,000	6,454,000	(32,285,000)	(10,289,000)
Other comprehensive income, net of tax	(1,576,000)	(1,576,000)	(1,576,000)	—	3,152,000	(1,576,000)

Total comprehensive (loss) income	$(10,570,000)	$(101,000)	$21,485,000	$6,454,000	$(29,133,000)	$(11,865,000)

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the nine months ended September 30, 2011 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$60,000	$4,271,000	$2,182,000	$—	$6,513,000
Management and leasing fees — related party	—	—	8,764,000	825,000	—	9,589,000
Commissions	—	467,000	3,624,000	262,000	—	4,353,000
Commissions — related party	—	—	4,299,000	20,000	—	4,319,000
Sale of real estate	—	—	3,937,000	—	—	3,937,000
Rental and other income	—	—	1,373,000	1,561,000	—	2,934,000

Total revenue	—	527,000	26,268,000	4,850,000	—	31,645,000
Operating expenses
Commission and marketing expenses	—	—	1,822,000	210,000	—	2,032,000
Compensation and related expenses	8,201,000	9,654,000	9,374,000	2,171,000	—	29,400,000
Cost of real estate sold	—	—	2,714,000	—	—	2,714,000
General and administrative	—	5,017,000	2,586,000	660,000	—	8,263,000
Depreciation and amortization	—	116,000	561,000	520,000	—	1,197,000
Rental operating expenses	—	—	903,000	518,000	—	1,421,000

Total operating expenses	8,201,000	14,787,000	17,960,000	4,079,000	—	45,027,000

Equity in joint venture (loss) income	—	(3,000)	5,326,000	(161,000)	—	5,162,000
Income from consolidated subsidiaries	11,739,000	39,868,000	240,000	—	(51,847,000)	—
Interest income from loan pool participations and notes receivable	—	30,000	7,893,000	27,000	—	7,950,000

Operating income (loss)	3,538,000	25,635,000	21,767,000	637,000	(51,847,000)	(270,000)
Non-operating income (expense)
Interest income	—	168,000	—	—	—	168,000
Interest income — related party	—	477,000	—	—	—	477,000
Remeasurement gain	—	—	2,108,000	—	—	2,108,000
Gain on extinguishment of debt	—	—	16,670,000	—	—	16,670,000
Interest expense	—	(5,418,000)	(677,000)	(397,000)	—	(6,492,000)
Loss on extinguishment of debt	—	(4,788,000)	—	—	—	(4,788,000)

Income before provision for income taxes	3,538,000	16,074,000	39,868,000	240,000	(51,847,000)	7,873,000
Provision for income taxes	—	(4,335,000)	—	—	—	(4,335,000)

Net income	3,538,000	11,739,000	39,868,000	240,000	(51,847,000)	3,538,000
Net income attributable to the noncontrolling interests	—	—	(2,364,000)	(10,000)	—	(2,374,000)

Net income attributable to Kennedy-Wilson Holdings, Inc.	3,538,000	11,739,000	37,504,000	230,000	(51,847,000)	1,164,000
Preferred dividends and accretion of preferred stock issuance costs	(2,524,000)	—	—	—	—	(2,524,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	1,014,000	11,739,000	37,504,000	230,000	(51,847,000)	(1,360,000)
Other comprehensive income, net of tax	5,098,000	5,098,000	5,098,000	—	(10,196,000)	5,098,000

Total comprehensive income	$6,112,000	$16,837,000	$42,602,000	$230,000	$(62,043,000)	$3,738,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the nine months ended September 30, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Cash flows provided by (used in) provided by operating activities:	$—	$(22,096,000)	$8,778,000	$(1,151,000)	$(14,469,000)
Cash flows from investing activities:
Additions of notes receivable	—	(2,724,000)	(2,920,000)	—	(5,644,000)
Settlement of notes receivable	—	—	559,000	—	559,000
Additions to notes receivable — related party	—	(23,322,000)	—	—	(23,322,000)
Settlement of notes receivable — related party	—	4,867,000	—	—	4,867,000
Net proceeds from sale of real estate	—	—	416,000	—	416,000
Purchases of and additions to real estate	—	—	(2,220,000)	290,000	(1,930,000)
Investment in Marketable Securities	—	—	(7,382,000)	—	(7,382,000)
Distributions from joint ventures	—	—	16,827,000	1,680,000	18,507,000
Contributions to joint ventures	—	(4,614,000)	(88,366,000)	(2,512,000)	(95,492,000)
Contributions to loan pool participations	—	—	(2,901,000)	—	(2,901,000)
(Investments in) distributions from consolidated subsidiaries, net	(39,440,000)	(46,257,000)	75,084,000	10,613,000	—

Net cash used in investing activities	(39,440,000)	(72,050,000)	(10,903,000)	10,071,000	(112,322,000)
Cash flow from financing activities:
Issuance of senior notes payable	—	249,344,000	—	—	249,344,000
Repayment of notes payable	—	(20,533,000)	—	(4,250,000)	(24,783,000)
Borrowings under lines of credit	—	19,000,000	—	—	19,000,000
Repayment of lines of credit	—	(46,750,000)	—	—	(46,750,000)
Borrowings under mortgage loans payable	—	—	5,077,000	12,000,000	17,077,000
Repayment of mortgage loans payable	—	—	(13,281,000)	(16,828,000)	(30,109,000)
Debt issue costs	—	(7,486,000)	—	—	(7,486,000)
Issuance of common stock	51,360,000	—	—	—	51,360,000
Repurchase of common stock	(36,000)	—	—	—	(36,000)
Repurchase of warrants	(2,434,000)	—	—	—	(2,434,000)
Dividends paid	(7,874,000)	—	—	—	(7,874,000)
Contributions from noncontrolling interests	—	—	2,259,000	—	2,259,000
Distributions from noncontrolling interests	—	—	(696,000)	—	(696,000)

Net cash provided by (used in) financing activities	41,016,000	193,575,000	(6,641,000)	(9,078,000)	218,872,000
Effect of currency exchange rate changes on cash and cash equivalents	(1,576,000)	(1,576,000)	11,517,000	—	8,365,000

Net change in cash and cash equivalents	—	97,853,000	2,751,000	(158,000)	100,446,000
Cash and cash equivalents, beginning of period	—	42,793,000	3,350,000	825,000	46,968,000

Cash and cash equivalents, end of period	$—	$140,646,000	$6,101,000	$667,000	$147,414,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the nine months ended September 30, 2011 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Cash flows (used in) provided by operating activities:	$(2,547,000)	$(8,251,000)	$8,830,000	$1,001,000	$(967,000)
Cash flows from investing activities:
Additions to notes receivable	—	—	(26,190,000)	(1,000,000)	(27,190,000)
Settlements of notes receivable	—	15,000	55,000	—	70,000
Additions to notes receivable — related party	—	(3,975,000)	—	—	(3,975,000)
Settlements of notes receivable — related party	—	8,721,000	—	—	8,721,000
Net proceeds from sale of real estate	—	—	3,639,000	—	3,639,000
Purchases of and additions to real estate	—	—	(14,430,000)	(4,148,000)	(18,578,000)
Distribution from joint ventures	—	—	4,424,000	38,000	4,462,000
Contributions to joint ventures	—	(1,070,000)	(60,305,000)	(5,458,000)	(66,833,000)
Contributions to loan pool participations	—	—	(9,612,000)	—	(9,612,000)
(Investments in) distributions from consolidated subsidiaries, net	(113,451,000)	17,770,000	86,837,000	8,844,000	—

Net cash (used in) provided by investing activities	(113,451,000)	21,461,000	(15,582,000)	(1,724,000)	(109,296,000)
Cash flow from financing activities:
Borrowings under notes payable	—	—	—	4,250,000	4,250,000
Repayment of notes payable	—	(4,200,000)	—	—	(4,200,000)
Borrowings under lines of credit	—	37,250,000	—	—	37,250,000
Repayment of lines of credit	—	(25,500,000)	—	—	(25,500,000)
Borrowings under mortgage loans payable	—	—	20,016,000	—	20,016,000
Repayment of mortgage loans payable	—	—	(16,521,000)	(3,242,000)	(19,763,000)
Repayment of convertible subordinated debt	—	(32,550,000)	—	—	(32,550,000)
Debt issue costs	—	—	(645,000)	—	(645,000)
Issuance of preferred stock	132,294,000	—	—	—	132,294,000
Repurchase of common stock	(10,180,000)	—	—	—	(10,180,000)
Repurchase of warrants	(8,584,000)	—	—	—	(8,584,000)
Dividends paid	(2,508,000)	—	—	—	(2,508,000)
Contributions from noncontrolling interests	—	—	6,952,000	—	6,952,000
Distributions from noncontrolling interests	—	—	(2,096,000)	—	(2,096,000)

Net cash provided by (used in) financing activities	111,022,000	(25,000,000)	7,706,000	1,008,000	94,736,000
Effect of currency exchange rate changes on cash and cash equivalents	4,976,000	3,481,000	—	—	8,457,000

Net change in cash and cash equivalents	—	(8,309,000)	954,000	285,000	(7,070,000)
Cash and cash equivalents, beginning of period	—	54,777,000	2,648,000	359,000	57,784,000

Cash and cash equivalents, end of period	$—	$46,468,000	$3,602,000	$644,000	$50,714,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the nine months ended September 30, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

NOTE 25—GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

The following consolidating financial information and condensed consolidating financial information includes:

(1) Condensed consolidating balance sheets as of December 31, 2010 and 2009, respectively; consolidating statements of operations and comprehensive (loss) income for the years ended December 31, 2010, 2009 and 2008, respectively; and condensed consolidating statements of cash flows for the years ended December 31, 2010, 2009 and 2008, respectively, of (a) Kennedy-Wilson Holdings, Inc., as the parent, (b) Kennedy-Wilson, Inc., as the subsidiary issuer, (c) the guarantor subsidiaries, (d) the non-guarantor subsidiaries and (e) Kennedy-Wilson Holdings, Inc. on a consolidated basis; and

(2) Elimination entries necessary to consolidate Kennedy-Wilson Holdings, Inc., as the parent, with Kennedy-Wilson, Inc. and its guarantor and non-guarantor subsidiaries

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Assets
Cash and cash equivalents	$—	$42,793,000	$3,350,000	$825,000	$—	$46,968,000
Accounts receivable	—	348,000	1,551,000	198,000	—	2,097,000
Accounts receivable — related parties	—	1,652,000	5,268,000	142,000	—	7,062,000
Notes receivable	—	862,000	18,402,000	1,000,000	—	20,264,000
Notes receivable — related parties	—	3,837,000	—	—	—	3,837,000
Real estate, net	—	—	56,207,000	26,494,000	—	82,701,000
Investments in joint ventures	—	2,501,000	257,521,000	6,864,000	—	266,886,000
Investment in and advances to consolidated subsidiaries	300,244,000	368,820,000	20,251,000	—	(689,315,000)	—
Loan pool participations	—	—	25,218,000	—	—	25,218,000
Other assets	—	4,945,000	3,417,000	488,000	—	8,850,000
Goodwill	—	—	17,216,000	6,749,000	—	23,965,000

Total assets	$300,244,000	$425,758,000	$408,401,000	$42,760,000	$(689,315,000)	$487,848,000

Liabilities and equity
Liabilities
Accounts payable	$52,000	$673,000	$725,000	$54,000	$—	$1,504,000
Accrued expenses and other liabilities	—	1,830,000	6,914,000	320,000	—	9,064,000
Accrued salaries and benefits	—	8,857,000	1,553,000	311,000	—	10,721,000
Accrued and deferred tax liability	—	25,871,000	—	—	—	25,871,000
Notes payable	—	20,533,000	—	4,250,000	—	24,783,000
Borrowings under line of credit	—	27,750,000	—	—	—	27,750,000
Mortgage loans payable	—	—	17,752,000	17,497,000	—	35,249,000
Junior subordinated debentures	—	40,000,000	—	—	—	40,000,000

Total liabilities	52,000	125,514,000	26,944,000	22,432,000	—	174,942,000

Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	300,192,000	300,244,000	368,820,000	20,251,000	(689,315,000)	300,192,000
Noncontrolling interests	—	—	12,637,000	77,000	—	12,714,000

Total equity	300,192,000	300,244,000	381,457,000	20,328,000	(689,315,000)	312,906,000

Total liabilities and equity	$300,244,000	$425,758,000	$408,401,000	$42,760,000	$(689,315,000)	$487,848,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned as of December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2009

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Assets
Cash and cash equivalents	$—	$54,777,000	$2,648,000	$359,000	$—	$57,784,000
Accounts receivable	—	548,000	100,000	239,000	—	887,000
Accounts receivable — related parties	—	926,000	3,216,000	136,000	—	4,278,000
Income tax receivable	—	6,848,000	—	—	—	6,848,000
Notes receivable	—	500,000	41,000	—	—	541,000
Notes receivable — related parties	—	6,644,000	—	—	—	6,644,000
Real estate, net of accumulated depreciation	—	—	17,596,000	22,985,000	—	40,581,000
Real estate available for sale	—	—	2,472,000	—	—	2,472,000
Investments in joint ventures	—	1,282,000	182,106,000	1,864,000	—	185,252,000
Investment in and advances to consolidated subsidiaries	177,460,000	225,325,000	11,465,000	—	(414,250,000)	—
Other assets	228,000	5,433,000	725,000	619,000	—	7,005,000
Goodwill	—	—	17,216,000	6,749,000	—	23,965,000

Total assets	$177,688,000	$302,283,000	$237,585,000	$32,951,000	$(414,250,000)	$336,257,000

Liabilities and equity
Liabilities
Accounts payable	$374,000	$36,000	$411,000	$39,000	$—	$860,000
Accrued expenses and other liabilities	—	2,542,000	5,822,000	284,000	—	8,648,000
Accrued salaries and benefits	—	3,201,000	839,000	361,000	—	4,401,000
Deferred tax liability	—	15,439,000	—	—	—	15,439,000
Notes payable	—	26,133,000	—	—	—	26,133,000
Borrowings under line of credit	—	10,000,000	—	—	—	10,000,000
Mortgage loans payable	—	—	3,228,000	20,740,000	—	23,968,000
Convertible subordinated debt	—	27,472,000	—	—	—	27,472,000
Junior subordinated debentures	—	40,000,000	—	—	—	40,000,000

Total liabilities	374,000	124,823,000	10,300,000	21,424,000	—	156,921,000

Equity
Kennedy-Wilson Holdings, Inc. shareholders' equity	177,314,000	177,460,000	225,325,000	11,465,000	(414,250,000)	177,314,000
Noncontrolling interests	—	—	1,960,000	62,000	—	2,022,000

Total equity	177,314,000	177,460,000	227,285,000	11,527,000	(414,250,000)	179,336,000

Total liabilities and equity	$177,688,000	$302,283,000	$237,585,000	$32,951,000	$(414,250,000)	$336,257,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2009 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

FOR THE YEAR ENDED DECEMBER 31, 2010

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$183,000	$5,873,000	$2,857,000	$—	$8,913,000
Management and leasing fees — related party	—	—	11,258,000	1,159,000	—	12,417,000
Commissions	—	684,000	5,338,000	337,000	—	6,359,000
Commissions — related party	—	—	5,355,000	20,000	—	5,375,000
Sale of real estate	—	—	3,937,000	—	—	3,937,000
Sale of real estate—related party	—	—	9,535,000	—	—	9,535,000
Rental and other income	—	—	1,903,000	2,097,000	—	4,000,000

Total revenue	—	867,000	43,199,000	6,470,000	—	50,536,000
Operating expenses
Commission and marketing expenses	—	—	2,841,000	345,000	—	3,186,000
Compensation and related expenses	8,094,000	14,063,000	13,121,000	2,877,000	—	38,155,000
Merger-related compensation and related expense	2,225,000	—	—	—	—	2,225,000
Cost of real estate sold	—	—	2,714,000	—	—	2,714,000
Cost of real estate sold—related party	—	—	8,812,000	—	—	8,812,000
General and administrative	227,000	6,753,000	3,453,000	881,000	—	11,314,000
Depreciation and amortization	—	159,000	764,000	695,000	—	1,618,000
Rental operating expenses	—	—	1,234,000	679,000	—	1,913,000

Total operating expenses	10,546,000	20,975,000	32,939,000	5,477,000	—	69,937,000

Equity in joint venture income (loss)	—	—	10,629,000	(81,000)	—	10,548,000
Income from loan pool participations and notes receivable	—	46,000	11,760,000	49,000	—	11,855,000
Income from consolidated subsidiaries	17,031,000	50,902,000	426,000	—	(68,359,000)	—

Operating income	6,485,000	30,840,000	33,075,000	961,000	(68,359,000)	3,002,000
Non-operating income (expense)
Interest income	—	153,000	39,000	—	—	192,000
Interest income — related party	—	662,000	—	—	—	662,000
Remeasurement gain	—	—	2,108,000	—	—	2,108,000
Gain on early extinguishment of mortgage debt	—	—	16,670,000	—	—	16,670,000
Loss on extinguishment of debt	—	(4,788,000)	—	—	—	(4,788,000)
Interest expense	—	(6,109,000)	(990,000)	(535,000)	—	(7,634,000)

Income before provision for income taxes	6,485,000	20,758,000	50,902,000	426,000	(68,359,000)	10,212,000
Provision for income taxes	—	(3,727,000)	—	—	—	(3,727,000)

Net income	6,485,000	17,031,000	50,902,000	426,000	(68,359,000)	6,485,000
Net income attributable to the noncontrolling interests	—	—	(2,963,000)	(16,000)	—	(2,979,000)

Net income attributable to Kennedy-Wilson Holdings, Inc.	6,485,000	17,031,000	47,939,000	410,000	(68,359,000)	3,506,000
Preferred dividends and accretion of preferred stock issuance costs	(4,558,000)	—	—	—	—	(4,558,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	1,927,000	17,031,000	47,939,000	410,000	(68,359,000)	(1,052,000)
Other comprehensive income, net of tax	6,440,000	6,440,000	6,440,000	—	(12,880,000)	6,440,000

Total comprehensive income	$8,367,000	$23,471,000	$54,379,000	$410,000	$(81,239,000)	$5,388,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

FOR THE YEAR ENDED DECEMBER 31, 2009

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$49,000	$5,724,000	$3,253,000	$—	$9,026,000
Management and leasing fees — related party	—	—	8,775,000	1,363,000	—	10,138,000
Commissions	—	708,000	3,360,000	136,000	—	4,204,000
Commissions — related party	—	—	727,000	—	—	727,000
Sale of real estate	—	—	52,699,000	—	—	52,699,000
Sale of real estate—related party	—	—	6,698,000	—	—	6,698,000
Rental and other income	—	26,000	575,000	2,142,000	—	2,743,000

Total revenue	—	783,000	78,558,000	6,894,000	—	86,235,000
Operating expenses
Commission and marketing expenses	—	—	2,891,000	520,000	—	3,411,000
Compensation and related expenses	3,857,000	6,199,000	11,744,000	2,989,000	—	24,789,000
Merger-related compensation and related expense	12,468,000	—	—	—	—	12,468,000
Cost of real estate sold	—	—	36,179,000	—	—	36,179,000
Cost of real estate sold—related party	—	—	5,752,000	—	—	5,752,000
General and administrative	3,000	1,466,000	3,960,000	922,000	—	6,351,000
Merger-related general and administrative	3,652,000	—	—	—	—	3,652,000
Depreciation and amortization	—	133,000	309,000	680,000	—	1,122,000
Rental operating expenses	—	—	302,000	846,000	—	1,148,000

Total operating expenses	19,980,000	7,798,000	61,137,000	5,957,000	—	94,872,000

Equity in joint venture income (loss)	—	—	8,137,000	(118,000)	—	8,019,000
Income (loss) from consolidated subsidiaries	10,323,000	21,091,000	(579,000)	—	(30,835,000)	—

Operating (loss) income	(9,657,000)	14,706,000	24,979,000	819,000	(30,835,000)	(618,000)
Non-operating income (expense)
Interest income	—	102,000	—	—	—	102,000
Interest income — related party	—	400,000	—	—	—	400,000
Interest expense	—	(7,894,000)	(3,882,000)	(1,398,000)	—	(13,174,000)
Other than temporary impairment	—	(322,000)	(6,000)	—	—	(328,000)

(Loss) income before benefit from income taxes	(9,657,000)	6,362,000	21,091,000	(579,000)	(30,835,000)	(13,618,000)
Benefit from income taxes	—	3,961,000	—	—	—	3,961,000

Net (loss) income	(9,657,000)	10,323,000	21,091,000	(579,000)	(30,835,000)	(9,657,000)
Net income (loss) attributable to the noncontrolling interests	—	—	(5,704,000)	25,000	—	(5,679,000)

Net (loss) income attributable to Kennedy-Wilson Holdings, Inc.	(9,657,000)	10,323,000	15,387,000	(554,000)	(30,835,000)	(15,336,000)
Other comprehensive income, net of tax	2,601,000	2,601,000	2,601,000	—	(5,202,000)	2,601,000

Total comprehensive (loss) income	$(7,056,000)	$12,924,000	$17,988,000	$(554,000)	$(36,037,000)	$(12,735,000)

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2009 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEAR ENDED DECEMBER 31, 2008

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Elimination	Consolidated Total
Revenue
Management and leasing fees	$—	$929,000	$6,632,000	$3,110,000	$—	$10,671,000
Management and leasing fees — related party	—	54,000	7,095,000	1,231,000	—	8,380,000
Commissions	—	1,055,000	4,799,000	52,000	—	5,906,000
Commissions — related party	—	23,000	4,257,000	15,000	—	4,295,000
Rental and other income	—	842,000	198,000	1,933,000	—	2,973,000

Total revenue	—	2,903,000	22,981,000	6,341,000	—	32,225,000
Operating expenses
Commission and marketing expenses	—	25,000	2,252,000	550,000	—	2,827,000
Compensation and related expenses	1,015,000	4,974,000	12,208,000	3,095,000	—	21,292,000
General and administrative	—	2,512,000	2,797,000	765,000	—	6,074,000
Depreciation and amortization	—	225,000	156,000	539,000	—	920,000
Rental operating expenses	—	5,000	649,000	804,000	—	1,458,000

Total operating expenses	1,015,000	7,741,000	18,062,000	5,753,000	—	32,571,000

Equity in joint venture income	—	926,000	9,138,000	33,000	—	10,097,000
Income (loss) from consolidated subsidiaries	1,682,000	12,817,000	(1,164,000)	—	(13,335,000)	—

Operating income	667,000	8,905,000	12,893,000	621,000	(13,335,000)	9,751,000
Non-operating income (expense)
Interest income	—	220,000	1,000	—	—	221,000
Interest income — related party	—	341,000	—	—	—	341,000
Interest expense	—	(6,734,000)	(77,000)	(1,785,000)	—	(8,596,000)
Other than temporary impairment	—	(445,000)	—	—	—	(445,000)

Income (loss) before provision for income taxes	667,000	2,287,000	12,817,000	(1,164,000)	(13,335,000)	1,272,000
Provision for income taxes	—	(605,000)	—	—	—	(605,000)

Net income (loss)	667,000	1,682,000	12,817,000	(1,164,000)	(13,335,000)	667,000
Net (income) loss attributable to the noncontrolling interests	—	(3,000)	(81,000)	30,000	—	(54,000)

Net income (loss) attributable to Kennedy-Wilson Holdings, Inc.	667,000	1,679,000	12,736,000	(1,134,000)	(13,335,000)	613,000
Other comprehensive income, net of tax	240,000	240,000	240,000	—	(480,000)	240,000

Total comprehensive income (loss)	$907,000	$1,919,000	$12,976,000	$(1,134,000)	$(13,815,000)	$853,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2008 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

	Parent	Kennedy- Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Cash flows (used in) provided by operating activities:	$(2,670,000)	$(9,635,000)	$13,074,000	$1,388,000	$2,157,000
Cash flows from investing activities:
Additions to notes receivable	—	(377,000)	(24,259,000)	(1,000,000)	(25,636,000)
Settlements of notes receivable	—	15,000	8,423,000	—	8,438,000
Additions to notes receivable - related party	—	(5,914,000)	—	—	(5,914,000)
Settlements of notes receivable - related party	—	8,721,000	—	—	8,721,000
Net proceeds from sale of real estate	—	—	3,639,000	—	3,639,000
Net proceeds from sale of real estate - related party	—	—	9,548,000	—	9,548,000
Purchases of and additions to real estate	—	—	(19,590,000)	(4,174,000)	(23,764,000)
Distributions from joint ventures	—	—	9,790,000	387,000	10,177,000
Contributions to joint ventures	—	(1,220,000)	(77,203,000)	(5,468,000)	(83,891,000)
Contributions to loan pool participations	—	—	(16,154,000)	—	(16,154,000)
(Investments in) distributions from consolidated subsidiaries, net	(108,730,000)	13,161,000	87,197,000	8,372,000	—

Net cash (used in) provided by investing activities	(108,730,000)	14,386,000	(18,609,000)	(1,883,000)	(114,836,000)
Cash flow from financing activities:
Borrowings under notes payable	—	—	—	4,250,000	4,250,000
Repayment of notes payable	—	(5,600,000)	—	—	(5,600,000)
Borrowings under lines of credit	—	48,250,000	—	—	48,250,000
Repayment of lines of credit	—	(30,500,000)	—	—	(30,500,000)
Borrowings under mortgage loans payable	—	—	20,016,000	—	20,016,000
Repayment of mortgage loans payable	—	—	(21,492,000)	(3,243,000)	(24,735,000)
Repayment of convertible subordinated debt	—	(32,550,000)	—	—	(32,550,000)
Debt issue costs	—	(598,000)	—	(46,000)	(644,000)
Issuance of preferred stock	132,294,000	—	—	—	132,294,000
Repurchase of common stock	(11,301,000)	—	—	—	(11,301,000)
Repurchase of warrants	(11,500,000)	—	—	—	(11,500,000)
Dividends paid	(4,533,000)	—	—	—	(4,533,000)
Contributions from noncontrolling interests	—	—	10,955,000	—	10,955,000
Distributions from noncontrolling interests	—	—	(3,242,000)	—	(3,242,000)

Net cash provided by (used in) financing activities	104,960,000	(20,998,000)	6,237,000	961,000	91,160,000
Effect of currency exchange rate changes on cash and cash equivalents	6,440,000	4,263,000	—	—	10,703,000

Net change in cash and cash equivalents	—	(11,984,000)	702,000	466,000	(10,816,000)
Cash and cash equivalents, beginning of year	—	54,777,000	2,648,000	359,000	57,784,000

Cash and cash equivalents, end of year	$—	$42,793,000	$3,350,000	$825,000	$46,968,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Cash flows (used in) provided by operating activities:	$(17,648,000)	$(6,449,000)	$(1,497,000)	$368,000	$(25,226,000)
Cash flows from investing activities:
Additions to notes receivable	—	(500,000)	—	—	(500,000)
Settlements of notes receivable	—	300,000	2,000	—	302,000
Additions to notes receivable - related party	—	(8,774,000)	—	—	(8,774,000)
Settlements of notes receivable - related party	—	2,935,000	—	—	2,935,000
Additions to notes receivable from sale of real estate	—	(2,663,000)	—	—	(2,663,000)
Settlements of notes receivable from sale of real estate	—	1,858,000	—	—	1,858,000
Net proceeds from sale of real estate held for sale	—	—	58,027,000	—	58,027,000
Purchases of and additions to real estate	—	—	(35,730,000)	(70,000)	(35,800,000)
Assets acquired in merger	89,181,000	—	—	—	89,181,000
Distributions from joint ventures	—	—	2,283,000	91,000	2,374,000
Contributions to joint ventures	—	(1,000,000)	(36,933,000)	—	(37,933,000)
(Investments in) distributions from consolidated subsidiaries, net	(67,267,000)	43,705,000	24,422,000	(860,000)	—

Net cash provided by (used in) investing activities	21,914,000	35,861,000	12,071,000	(839,000)	69,007,000
Cash flow from financing activities:
Borrowings under notes payable	—	37,059,000	—	—	37,059,000
Repayment of notes payable	—	(32,114,000)	—	—	(32,114,000)
Borrowings under lines of credit	—	20,500,000	—	—	20,500,000
Repayment of lines of credit	—	(24,000,000)	—	—	(24,000,000)
Borrowings under mortgage loans payable	—	—	30,286,000	—	30,286,000
Repayment of mortgage loans payable	—	—	(35,866,000)	—	(35,866,000)
Debt issue costs	—	(160,000)	(638,000)	—	(798,000)
Issuance of common stock	59,000	—	—	—	59,000
Repurchase of common stock	(3,690,000)	—	—	—	(3,690,000)
Dividends paid	(3,235,000)	—	—	—	(3,235,000)
Contributions from noncontrolling interests	—	—	6,804,000	—	6,804,000
Distributions from noncontrolling interests	—	—	(10,712,000)	—	(10,712,000)

Net cash (used in) provided by financing activities	(6,866,000)	1,285,000	(10,126,000)	—	(15,707,000)
Effect of currency exchange rate changes on cash and cash equivalents	2,600,000	1,279,000	—	—	3,879,000

Net change in cash and cash equivalents	—	31,976,000	448,000	(471,000)	31,953,000
Cash and cash equivalents, beginning of year	—	22,801,000	2,200,000	830,000	25,831,000

Cash and cash equivalents, end of year	$—	$54,777,000	$2,648,000	$359,000	$57,784,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2009 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2008

	Parent	Kennedy-Wilson, Inc.	Guarantor Subsidiaries (1)	Non-guarantor Subsidiaries	Consolidated Total
Cash flows (used in) provided by operating activities:	$(159,000)	$(19,386,000)	$5,866,000	$(990,000)	$(14,669,000)
Cash flows from investing activities:
Settlements of notes receivable	—	7,000	19,000	—	26,000
Settlements of notes receivable - related party	—	—	6,000	—	6,000
Additions to notes receivable - related party	—	(300,000)	—	—	(300,000)
Net proceeds from sale of real estate held for sale	—	5,181,000	—	—	5,181,000
Purchases of and additions to real estate	—	(195,000)	(17,186,000)	(24,079,000)	(41,460,000)
Distributions from joint ventures	—	6,011,000	6,406,000	486,000	12,903,000
Contributions to joint ventures	—	(2,169,000)	(70,173,000)	(787,000)	(73,129,000)
(Investments in) distributions from consolidated subsidiaries, net	(47,067,000)	(30,466,000)	72,212,000	5,321,000	—

Net cash used in investing activities	(47,067,000)	(21,931,000)	(8,716,000)	(19,059,000)	(96,773,000)
Cash flow from financing activities:
Borrowings under notes payable	—	20,161,000	—	—	20,161,000
Repayment of notes payable	—	(8,973,000)	—	—	(8,973,000)
Borrowings under lines of credit	—	47,957,000	—	—	47,957,000
Repayment of lines of credit	—	(39,457,000)	—	—	(39,457,000)
Borrowings under mortgage loans payable	—	120,000	9,420,000	20,776,000	30,316,000
Repayment of mortgage loans payable	—	(4,204,000)	(6,612,000)	(36,000)	(10,852,000)
Issuance of convertible subordinated debt	2,813,000	27,187,000	—	—	30,000,000
Debt issue costs	—	(518,000)	—	—	(518,000)
Issuance of common stock	52,447,000	—	—	—	52,447,000
Repurchase of common stock	(6,170,000)	—	—	—	(6,170,000)
Dividends paid	(2,264,000)	—	—	—	(2,264,000)
Contributions from noncontrolling interests	—	—	482,000	—	482,000
Distributions from noncontrolling interests	—	—	(504,000)	—	(504,000)

Net cash provided by financing activities	46,826,000	42,273,000	2,786,000	20,740,000	112,625,000
Effect of currency exchange rate changes on cash and cash equivalents	400,000	—	—	—	400,000

Net change in cash and cash equivalents	—	956,000	(64,000)	691,000	1,583,000
Cash and cash equivalents, beginning of year	—	21,845,000	2,264,000	139,000	24,248,000

Cash and cash equivalents, end of year	$—	$22,801,000	$2,200,000	$830,000	$25,831,000

(1)

Included in the guarantor subsidiaries column below are data for certain guarantor subsidiaries that were less than 100% owned for the year ended December 31, 2008 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to the date of this prospectus such that Kennedy-Wilson now owns 100% of all of the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.